Condensed Interim Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues	$ 87,253	$ 22,648	$ 132,864	$ 54,889
Cost of sales
Operating and maintenance costs	(44,065)	(21,903)	(73,048)	(42,907)
High performance computing service fees	(784)	(345)	(1,593)	(889)
Depreciation	(38,292)	(15,379)	(60,303)	(28,473)
Gross profit	4,112	(14,979)	(2,080)	(17,380)
Net realized and unrealized gains (losses) of digital currencies	4,553	4,646	27,714	(17,296)
Operating expenses
Selling, general and administrative expenses	(7,800)	(3,381)	(13,550)	(6,824)
Foreign exchange gain	601	1,786	3,473	634
Stock-based compensation	(5,472)	(2,234)	(11,222)	(2,723)
Total operating expenses	(12,671)	(3,829)	(21,299)	(8,913)
Unrealized gain on investments	(8,282)	8,383	(110)	16,115
Change in fair value of derivatives	(2,264)	520	14,172	1,135
Provision on sales tax receivables	0	966	1,367	966
Gain on sale of equipment	48	5,190	1,360	9,509
Other income	54	131	379	257
Finance expense	(328)	(630)	(616)	(1,275)
(Loss) income from operations	(14,778)	398	20,887	(16,882)
Tax expense	(1,019)	(318)	(1,668)	(1,326)
Net (loss) income after tax	(15,797)	80	19,219	(18,208)
Other comprehensive (loss) income
Translation adjustment	(656)	640	1,200	677
Net (loss) income and comprehensive (loss) income	$ (16,453)	$ 720	$ 20,419	$ (17,531)
Basic (loss) income per share	$ (0.07)	$ 0	$ 0.09	$ (0.16)
Diluted (loss) income per share	$ (0.07)	$ 0	$ 0.09	$ (0.16)
Weighted average number of common shares outstanding - Basic	228,137,757	118,593,637	205,198,800	114,664,155
Weighted average number of common shares outstanding - Diluted	228,137,757	118,593,637	218,253,771	114,664,155
Revenue from digital currency mining [Member]
Revenues	$ 82,073	$ 20,765	$ 122,870	$ 50,401
High performance computing [Member]
Revenues	$ 5,180	$ 1,883	$ 9,994	$ 4,488